Analysis of performance by segment - UK and Europe asset management (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating profit based on longer-term investment returns:
Staff costs	£ (1,838)	£ (1,985)	£ (1,885)
Adjusted IFRS operating profit based on longer-term investment returns	4,827	4,699	4,256
Operating segments
Operating profit based on longer-term investment returns:
Adjusted IFRS operating profit based on longer-term investment returns	5,717	5,577	4,945
Operating segments | UK and Europe asset management
Operating profit based on longer-term investment returns:
Asset management fee income	1,098	1,027	900
Other income	2	7	23
Staff costs	(384)	(400)	(332)
Other costs	(270)	(202)	(212)
Underlying profit before performance-related fees	446	432	379
Share of associate results	16	15	13
Performance-related fees	15	53	33
Adjusted IFRS operating profit based on longer-term investment returns	477	£ 500	£ 425
Staff and other costs incurred preparing for Brexit	£ 27